Issued share capital (Details) - Share capital - EUR (€) € in Thousands, shares in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Issued share capital
Beginning of financial year	311,409
End of financial year	350,957
Beginning of financial year	€ 41,839	€ 26,575
End of financial year	€ 47,144	26,575
February 2024 for capital increase
Issued share capital
Issued for capital increase	39,520
Issued for capital increase	€ 5,301	€ 0
June 2024 for capital increase
Issued share capital
Issued for capital increase	28
Issued for capital increase	€ 4